Trade and other payables	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables:

	December 31, 2022	December 31, 2021
Trade accounts payable	$20,440	$13,689
Compensation payable	13,248	15,830
Other liabilities	6,059	9,130
Taxes payable	586	906
	$40,333	$39,555